20. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC.	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC.

A substantial part of the Company’s businesses and assets are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. These requirements imposed by the PRC government authorities may restrict the ability of the Company’s subsidiaries and VIEs to transfer its net assets to the Company through loans, advances or cash dividends, which consisted of paid-up capital, additional paid in capital and statutory reserves and amounted to approximately RMB1,088.3 million as of December 31, 2018, exceeding 25% of the Company’s consolidated net assets. Accordingly, condensed parent company financial statements have been prepared in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X.

The Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments in subsidiaries”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2018 and 2017, there were no material contingencies, significant capital and other commitments, provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements, if any.

Condensed Balance Sheets

	December 31,
	2018	2017
	RMB	RMB
Assets
Cash and cash equivalents	2,636	6,246
Prepaid expenses and other current assets	351	39
Investment in subsidiaries, continuing operations	797,767	504,092
Due from subsidiaries	—	—
Total assets	800,754	510,377

Liabilities
Other payables and accrued liabilities	394	3,795
Due to subsidiaries	392,465	391,446
Due to Mr. Li	44,271	61,817
Dividends payable	—	172,932
Total liabilities	437,130	629,990

Stockholders’ equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 48,908,860 shares at December 31, 2018; issued and outstanding – 47,531,799 shares at December 31, 2017, respectively	336	327
Additional paid-in capital	902,316	693,889
Accumulated losses	(539,028)	(813,829)
Total stockholders’ equity (deficit)	363,624	(119,613)

Total liabilities and stockholders’ equity	800,754	510,377

Condensed Statements of Income

	Years ended December 31,
	2018	2017	2016
	RMB	RMB	RMB

Equity in profit of subsidiaries and VIEs	292,582	5,096	25,051
Total equity in profit of subsidiaries	292,582	5,096	26,145

General and administrative expenses	17,781	13,478	38,415
Total operating expenses	17,781	13,478	38,415

Profit (Loss) from operations	274,801	(8,382)	(12,270)
Net loss	274,801	(8,382)	(12,270)

Condensed Statements of Cash flows

	Year ended December 31,
	2018	2017	2016
	RMB	RMB	RMB

Net cash and cash equivalents used in operating activities	(3,412)	(4,418)	(5,346)
Net cash and cash equivalents provided by investing activities	—	9,127	3,100
Net cash and cash equivalents (used in) provided by financing activities	(198)	6,006	—
Cash and cash equivalents, beginning of the year	6,246	4,658	877
Cash and cash equivalents, end of the year	2,636	6,246	4,658